Long-term debt (Tables)	12 Months Ended
Mar. 25, 2017
Debt Disclosure [Abstract]
Summary of Long-Term Debt
(a)	Long-term debt consists of the following:

	As of
	March 25, 2017	March 26, 2016
	(In thousands)
Senior secured term loans that are subordinated in lien priority to the Company’s senior secured revolving credit facility. The loan bears interest at an annual rate of LIBOR plus 9.75% on $28 million of debt. $5 million was repaid in December 2016. The term of the loan expires in May 2021.	$26,952	$32,186
Term loan from Investissement Quebec, bearing interest at an annual rate of Canadian prime plus 7.0%, repayable beginning in October 2014 in 60 equal monthly principal payments of $62,314 (CAD$83,333), secured by the assets of the Company. The balance at March 25, 2017 and March 26, 2016 was CAD$2.9 million and CAD$3.7 million, respectively (b).	2,141	2,786
Term loan from Investissement Québec, bearing interest at an annual rate of Canadian prime plus 5.5%, repayable beginning in April 2012 in 48 equal monthly capital repayments of $155,786 (CAD$208,333), secured by the assets of the Company. The balance at March 25, 2017 and March 26, 2016 was CAD$1.0 million and CAD$3.1 million, respectively (b).	779	2,355
Term loan from Investissement Québec, bearing interest at an annual rate of Canadian prime plus 10%, repayable beginning in August 2015 in 48 equal monthly principal payment of $31,157 (CAD$41,667), secured by the assets of the Company. The balance at March 25, 2017 and March 26, 2016 was CAD$1.4 million and 1.8 million respectively (b)	1,061	1,383
Obligations under capital leases, at annual interest rates between 3.6% and 14.9%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to March 2021.	902	1,719
Cash advance provided by the Company’s controlling shareholder, Montrovest, bearing interest at an annual rate of 11%, net of withholding taxes (note 16(c))	1,500	1,500
Senior secured term loan that is subordinated in lien priority to the Company’s senior secured revolving credit facility. The loan bore interest at an annual rate of LIBOR plus 9.75%. The loan was repaid in May 2016.	—	1,215

Obligation under capital lease on land and building, pursuant to a sale-leaseback transaction. This obligation was terminated in November 2016 upon the sale of the Montreal head-office building. The balance at March 25, 2017 and March 26, 2016 was nil and CAD$12.1 million, respectively (f).	—	9,141

	33,335	52,285

Current portion of long-term debt	2,810	5,634

	$30,525	$46,651

Summary of Future Minimum Lease Payments for Capital Leases
(c)	Future minimum lease payments for capital leases required in the following five years and thereafter are as follows (in thousands):

Year ending March:
2018	$592
2019	125
2020	92
2021	92
2022	67
Thereafter	—

968
Less imputed interest	66

$902

Summary of Principal Payment on Long Term Debt Including Obligation Under Capital Lease
(d)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under capital leases, are as follows (in thousands):

Year ending March:
2018	$2,810
2019	1,191
2020	712
2021	27,057
2022	65
Thereafter	1,500

$33,335